Basic and Diluted Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2022
Basic and Diluted Net Loss per Share
Summary of basic and diluted loss per share

	Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Basic and diluted net loss per share calculation
Numerator:
Net loss attributable to Tuya Inc.’s ordinary shareholders, basic and diluted	(66,912)	(175,424)	(146,175)
Denominator:
Weighted-average ordinary shares outstanding, basic and diluted	221,980,000	489,149,533	553,527,529
Net loss per share attributable to ordinary shareholders:
Basic	(0.30)	(0.36)	(0.26)
Diluted	(0.30)	(0.36)	(0.26)

Summary of antidilutive shares excluded from computation of diluted net loss per ordinary share

	As of December 31,
	2020	2021	2022
Preferred Shares-weighted shares	278,163,799	—	—
Share option and RSU-weighted shares	44,743,156	61,989,697	65,349,350